MICHAEL A. RAMIREZ

Counsel

Law Department

Phone: 402-547-3128

Michael.Ramirez@pacificlife.com

November 12, 2021

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:                           Registration Statement for Pacific Choice 2 Individual Flexible Premium Deferred Variable Annuity Contract (File Number to be Assigned) funded by Separate Account A (File Number 811-09203) of Pacific Life & Annuity Company

Request for Selective Review

On behalf of Pacific Life & Annuity Company (“PL&A”) and Separate Account A (“Separate Account”) of PL&A, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-4.  The enclosed relates to an individual flexible premium deferred variable annuity contract, designated as Pacific Choice 2 (“Choice 2”), which is funded by the Separate Account.

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).”

The purpose of this submission is to file an initial Registration Statement for Choice 2. The prospectus for Choice 2 is based on, and is substantially similar to the Pacific Choice Variable Annuity (“PCVA”), File No. 333-184972 and Pacific Quest (“Quest”), File No. 333-250191.

The Staff previously reviewed the Pacific Choice 2 disclosure in connection with its review of the PCVA Initial Registration Statement, filed November 16, 2012, Pre-Effective Amendment No. 1, filed February 5, 2013, and Pre-Effective Amendment No. 2, filed April 19, 2013.

We also incorporated applicable Staff comments received in connection with its review of the Quest Initial Registration Statement, filed November 19, 2020, Pre-Effective Amendment No. 1 filed February 10, 2021, and Pre-Effective Amendment No. 2 filed May 7, 2021.

All previously filed prospectuses and supplements thereto are collectively referred to as “Prior Filings.”

By copy of this letter, we are sending an electronic copy of the Choice 2 prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the Prior Filings. The prospectus disclosure included in Pacific Quest differs materially as follows:

1.            This filing incorporates the new Form N-4 disclosure requirements.

2.            Choice 2 has the 5-year CDSC schedule only (PCVA initially offered a 0, 3, and 5 year option).

3.            Unlike on PCVA, the death benefit on Choice 2 is the contract value (same as Quest).

Securities and Exchange Commission

Registration Statement for Pacific Choice 2 on behalf of PL&A

November 12, 2021

4.            Only some of the available investment options, as specified in the prospectus, are rider-eligible and allowable investment options will depend on the living benefit rider purchased.

5.            In addition to the .10% reduction in the Mortality & Risk Charge for Contracts with Contract Value equal to or above $1,000,000 (see Quest), Contracts with Contract Value between $500,000 and $999,999 are eligible for a 0.05% reduction in the Mortality & Risk Charge.

6.            In addition to the CoreIncome Advantage Select (Single) and (Joint) riders (offered on both PCVA and Quest), Choice 2 will include the Protected Investment Benefit rider with a 10-Year term only. This rider has been previously reviewed on PCVA, in Post-Effective Amendment Filing No. 14, filed on June 17, 2019.

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. I look forward to your response and comments. If you have any questions, please call me at (402) 574-3128.

Sincerely,

/s/ Michael A. Ramirez

Michael A. Ramirez